Long-term Debt - Summary of Transactions and Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance at January 1	$ 125,804	$ 87,020
Impact of adoption of IFRS 9		(110)
Stated and accreted interest	7,874	18,856
Drawdown on Credit Facility	18,677	71,721
Repayment of principal through share issuance	(141,536)
Repayment of principal with cash	(988)	(3,184)
Repayment of stated interest	(3,540)	(3,934)
Foreign exchange revaluation on Credit Facility balance	(1,311)	5,425
Reduction of the face value of the second OID loan by $3,917		(2,639)
Extinguishment of loans following a debt modification	(4,667)	(155,055)
Recognition of loans following a debt modification	8,521	107,704
Balance at December 31	$ 8,834	$ 125,804